PROPERTY, EQUIPMENT AND SOFTWARE	6 Months Ended
Jun. 30, 2022
Property, Plant and Equipment [Abstract]
PROPERTY, EQUIPMENT AND SOFTWARE

9. PROPERTY, EQUIPMENT AND SOFTWARE

As of June 30, 2022 and December 31, 2021, property, equipment and software consist of:

	June 30, 2022	December 31, 2021
	(Unaudited)
Office buildings	$4,174,975	$4,398,414
Electronic equipment, furniture and fixtures	6,891,672	6,013,676
Motor vehicles	87,480	155,697
Cryptocurrency mining machine	8,750,300	8,147,574
Media display equipment	1,162,152	1,197,273
Leasehold improvement	556,856	529,885
Purchased software	20,282,405	19,840,491
	41,905,840	40,283,010
Less: accumulated depreciation	(23,417,267)	(18,720,926)
Property, equipment and software, net	$18,488,573	$21,562,084

Depreciation expenses for the six months ended June 30, 2022 and 2021 were approximately $4.7 million and $2.1 million, respectively.

Management regularly evaluates property, equipment and software for impairment, if an event occurs or circumstances change that would potentially indicate that the carrying amount of the property, equipment and software exceeded its fair value. Management utilizes the discounted cash flow method to estimate the fair value of the property, equipment and software.

Company’s office buildings, with net carrying value of approximately $2.8 million, are used as collateral for its short-term bank loan.